Schedule of Investments
March 31, 2024
(Unaudited)
Shares		Value
Money Market Funds–5.36%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(a)(b)	197,768	$197,768
Invesco Liquid Assets Portfolio, Institutional Class, 5.35%(a)(b)	140,584	140,640
Invesco Treasury Portfolio, Institutional Class, 5.21%(a)(b)	225,005	225,005
Total Money Market Funds (Cost $563,412)		563,413
Shares	Value

Options Purchased–101.13%
(Cost $10,180,153)(c)	$10,636,674
TOTAL INVESTMENTS IN SECURITIES–106.49% (Cost $10,743,565)	11,200,087
OTHER ASSETS LESS LIABILITIES—(6.49)%	(682,400)
NET ASSETS–100.00%	$10,517,687

Notes to Schedule of Investments:
(a)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$108,518	$1,277,337	$(1,188,087)	$-	$-	$197,768	$1,972
Invesco Liquid Assets Portfolio, Institutional Class	76,931	912,384	(848,634)	(17)	(24)	140,640	1,443
Invesco Treasury Portfolio, Institutional Class	123,005	1,459,813	(1,357,813)	-	-	225,005	2,234
Total	$308,454	$3,649,534	$(3,394,534)	$(17)	$(24)	$563,413	$5,649

(b)	The rate shown is the 7-day SEC standardized yield as of March 31, 2024.
(c)	The table below details options purchased.

Open Equity Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
Invesco QQQ Trust, Series 1	Call	12/31/2024	116	USD	12.29	USD	142,564	$ 5,002,284
Equity Risk
Invesco QQQ Trust, Series 1	Put	12/31/2024	116	USD	409.52	USD	4,750,432	152,817
Total Open Equity Options Purchased								$5,155,101

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
NASDAQ 100 Index	Call	12/31/2024	3	USD	504.78	USD	151,434	$ 5,318,530
Equity Risk
NASDAQ 100 Index	Put	12/31/2024	3	USD	16,825.93	USD	5,047,779	163,043
Total Open Index Options Purchased								$5,481,573

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Equity Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
Invesco QQQ Trust, Series 1	Call	12/31/2024	116	USD	480.16	USD	5,569,856	$ (242,910)
See accompanying notes which are an integral part of this schedule.
Invesco® V.I. Nasdaq 100 Buffer Fund - December

Open Equity Options Written—(continued)
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
Invesco QQQ Trust, Series 1	Put	12/31/2024	116	USD	368.57	USD	4,275,412	$(77,132)
Total Open Equity Options Written								$(320,042)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
NASDAQ 100 Index	Call	12/31/2024	3	USD	19,728.40	USD	5,918,520	$ (258,875)
Equity Risk
NASDAQ 100 Index	Put	12/31/2024	3	USD	15,143.34	USD	4,543,002	(83,467)
Total Open Index Options Written								$(342,342)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Abbreviations:
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco® V.I. Nasdaq 100 Buffer Fund - December

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Money Market Funds	$563,413	$—	$—	$563,413
Options Purchased	—	10,636,674	—	10,636,674
Total Investments in Securities	563,413	10,636,674	—	11,200,087
Other Investments - Liabilities*
Options Written	—	(662,384)	—	(662,384)
Total Investments	$563,413	$9,974,290	$—	$10,537,703

*	Options written are shown at value.
Invesco® V.I. Nasdaq 100 Buffer Fund - December